RELATED PARTY TRANSACTIONS (Schedule of Amounts Due From and to Related Parties, Excluding Direct Financing Leases (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total amount due from related parties	$ 22,399,000	$ 41,771,000
Total loans to related parties - associated companies, long-term	314,000,000	310,144,000
Total long-term receivables from related parties	13,616,000	15,616,000
Total amount due to related parties	3,980,000	1,349,000
Frontline Charterers
Related Party Transaction [Line Items]
Total amount due from related parties	2,948,000	1,225,000
Total amount due to related parties	3,884,000	1,125,000
Frontline Ltd
Related Party Transaction [Line Items]
Total amount due from related parties	6,708,000	8,430,000
Long-term receivables from related parties	9,171,000	11,170,000
Seadrill
Related Party Transaction [Line Items]
Total amount due from related parties	51,000	223,000
Golden Ocean
Related Party Transaction [Line Items]
Total amount due to related parties	0	91,000
Other related parties
Related Party Transaction [Line Items]
Total amount due from related parties	4,000
Total amount due to related parties	49,000	8,000
Frontline Shipping
Related Party Transaction [Line Items]
Long-term receivables from related parties	4,445,000	4,446,000
Frontline Management
Related Party Transaction [Line Items]
Total amount due to related parties	47,000	125,000
SFL Linus
Related Party Transaction [Line Items]
Total amount due from related parties	7,392,000	21,718,000
Total loans to related parties - associated companies, long-term	121,000,000	121,000,000
Total amount due to related parties	7,400,000	21,700,000
SFL Deepwater
Related Party Transaction [Line Items]
Total amount due from related parties	1,246,000	0
Total loans to related parties - associated companies, long-term	113,000,000	109,144,000
Total amount due to related parties	1,200,000	0.0
SFL Hercules
Related Party Transaction [Line Items]
Total amount due from related parties	3,423,000	10,125,000
Total loans to related parties - associated companies, long-term	80,000,000	80,000,000
Total amount due to related parties	3,400,000	10,100,000
Golden Ocean
Related Party Transaction [Line Items]
Total amount due from related parties	$ 627,000	$ 50,000